RELATED PARTY TRANSACTIONS (Detail Textuals)		1 Months Ended		3 Months Ended						9 Months Ended	12 Months Ended
	Mar. 15, 2019 USD ($) shares	Jan. 26, 2018 USD ($) RelatedParty $ / shares shares	Nov. 18, 2016 shares	May 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($)	May 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2018 USD ($)	May 31, 2020 USD ($) shares	Aug. 31, 2019 USD ($) shares	Aug. 31, 2018 USD ($) shares	Jun. 25, 2019 $ / shares	Aug. 31, 2017 shares
Related Party Transaction [Line Items]
Due to related parties				$ 12,825						$ 12,825	$ 3,732	$ 2,700
Value of number of shares issued for consulting services												$ 126,000
Amount of common shares issued for services to related parties				$ 10,500	$ 10,500	$ 13,000	$ 13,000	$ 13,000	$ 13,000
Number of warrants | shares				2,334,937						2,334,937	2,334,937	495,306		240,917
Exercise price of warrants | $ / shares													$ 6.4575
Stock based compensation										$ 31,500	$ 52,000	$ 56,835
Subscription agreement
Related Party Transaction [Line Items]
Amount of common shares issued for services to related parties		$ 65,000
Number of related parties | RelatedParty		2
Number of common shares issued for services to related parties | shares		99,999
Purchase price per share | $ / shares		$ 0.65
Number of warrants | shares		12,500
Exercise price of warrants | $ / shares		$ 12
Warrant expiration term		5 years
Director [Member]
Related Party Transaction [Line Items]
Number of restricted shares award issued | shares											65,000
Former President, and current Senior Vice President, European Operations
Related Party Transaction [Line Items]
Expenses paid by related party										5,688	$ 16,746	18,554
Due to related parties				$ 2,665						2,665	0	498
Foreign exchange loss of related party										17
Repayments to related party										3,040	17,228	18,056
President
Related Party Transaction [Line Items]
Expenses paid by related party										1,428	1,530	1,340
Due to related parties				5,160						5,160	3,732	2,202
Senior Vice President, European Operations
Related Party Transaction [Line Items]
Consulting services										49,000	38,000
Consulting services outstanding				$ 5,000						$ 5,000
Number of shares transferred by former President | shares			750,000
Amount of common shares issued for services to related parties	$ 240,000
Number of common shares issued for services to related parties | shares	25,000
Mr. Gregory Gorgas
Related Party Transaction [Line Items]
Payment of salary											$ 209,369	$ 74,840